U.S SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before Preparing Form.

Please print or type.

1. Name and address of issuer: Harris Associates Investment Trust Two North LaSalle Street Suite 500 Chicago, Illinois 60602-3790
2. Name of each series or class of funds for which this notice is filed:
The Oakmark Fund The Oakmark International Fund The Oakmark Small Cap Fund The Oakmark Equity & Income Fund The Oakmark International Small Cap Fund The Oakmark Select Fund The Oakmark Global Fund
3. Investment Company Act File Number: 811-06279 Securities Act File Number: 33-38953

4. (a) Last day of fiscal year for which this notice is filed:
September 30, 2001

(b) Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]
Not applicable

(c) Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6): Not applicable
5. Number and aggregate sale price of securities sold during the fiscal year:
(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $5,406,740,226
(ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $1,833,282,259

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
$4,534,022,513

(iv) Total available redemption credits [add Items 5(ii) and 5(iii)] $6,367,304,772
(v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv)from Item 5(i)] Not Applicable
(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: -$960,564,546
(vii) Multiplier for determining registration fee (See Instruction C.9): x.000250
(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] $0
6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of Securities (number of shares or other units) deducted here: _______.

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D) +$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7] $0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery: Wire Transfer, Mail or other means

SIGNATURES

This report has been signed below by the following
persons on behalf of the issuer and in the
capacities and on the date indicated.

By (Signature and Title)*

/John J. Kane
John J. Kane
Assistant Treasurer

Date: December 20, 2001

*Please print the name and title of the signing officer
below the signature